Financial instruments - classification (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments - classification
Schedule of classification for financial assets and liabilities

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	104,262	—	104,262
Trading assets	45,551	—	—	—	—	45,551
Derivatives (1)	78,904	—	—	—	—	78,904
Settlement balances	—	—	—	7,231	—	7,231
Loans to bank - amortised cost (2)	—	—	—	6,914	—	6,914
Loans to customers - amortised cost (3)	—	—	—	381,433	—	381,433
Other financial assets	703	5	28,699	21,695	—	51,102
Intangible assets	—	—	—	—	7,614	7,614
Other assets	—	—	—	—	8,760	8,760
Assets of disposal groups (4)	—	—	—	—	902	902
31 December 2023	125,158	5	28,699	521,535	17,276	692,673

Cash and balances at central banks	—	—	—	144,832	—	144,832
Trading assets	45,577	—	—	—	—	45,577
Derivatives (1)	99,545	—	—	—	—	99,545
Settlement balances	—	—	—	2,572	—	2,572
Loans to bank - amortised cost (2)	—	—	—	7,139	—	7,139
Loans to customers - amortised cost (3)	—	—	—	366,340	—	366,340
Other financial assets	787	—	16,973	13,135	—	30,895
Intangible assets	—	—	—	—	7,116	7,116
Other assets	—	—	—	—	9,176	9,176
Assets of disposal groups (4)	—	—	—	—	6,861	6,861
31 December 2022	145,909	—	16,973	534,018	23,153	720,053

10 Financial instruments – classification continued

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (5)	—	—	22,190	—	22,190
Customer deposits	—	—	431,377	—	431,377
Settlement balances	—	—	6,645	—	6,645
Trading liabilities	53,636	—	—	—	53,636
Derivatives (1)	72,395	—	—	—	72,395
Other financial liabilities (6)	—	2,888	52,201	—	55,089
Subordinated liabilities	—	237	5,477	—	5,714
Notes in circulation	—	—	3,237	—	3,237
Other liabilities (7)	—	—	748	4,454	5,202
31 December 2023	126,031	3,125	521,875	4,454	655,485

Bank deposits (5)	—	—	20,441	—	20,441
Customer deposits	—	—	450,318	—	450,318
Settlement balances	—	—	2,012	—	2,012
Trading liabilities	52,808	—	—	—	52,808
Derivatives (1)	94,047	—	—	—	94,047
Other financial liabilities (6)	—	2,377	46,730	—	49,107
Subordinated liabilities	—	345	5,915	—	6,260
Notes in circulation	—	—	3,218	—	3,218
Other liabilities (7)	—	—	1,205	4,141	5,346
31 December 2022	146,855	2,722	529,839	4,141	683,557

(1)	Includes net hedging derivatives assets of £114 million (2022 - £143 million) and net hedging derivatives liabilities of £270 million (2022 - £132 million).
(2)	Includes items in the course of collection from other banks of £255 million (2022 - £229 million).
(3)	Includes finance lease receivables of £8,731 million (2022 - £8,402 million).
(4)	Includes assets of disposal groups held at FVTPL of £841 million (2022 - £5,397 million). The portfolio is classified as level 3 in the fair value hierarchy.
(5)	Includes items in the course of transmission to other banks of £92 million (2022 - £242 million).
(6)

The carrying amount of customer deposits designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(7)	Includes lease liabilities of £670 million (2022 - £1,118 million), held at amortised cost.

Schedule of effect of reclassification of mortgages from amortised cost to fair value through profit or loss

	Amortised cost	MFVTPL	Change in value
	£m	£m	£m
Amounts reclassified on balance sheet
Loans to customers (1)	587	606	19
Assets of disposal groups (2)	10,676	10,383	(293)
	11,263	10,989	(274)

(1)Change in value recognised in continuing operations.

(2)Change in value recognised in discontinued operations.

Schedule of reconciliation of financial assets

The table below analyses financial assets forming a component of ESG-linked loans and other products with contractual terms that could change the timing or amount of cash flows.

	2023				2022
		Positive impact on	Negative impact on	Reduction in
	Carrying value	product margin	product margin	cash flows	Carrying value
	£bn	bps	bps	£m	£bn
Sustainability-linked loans	6.5	3.2	3.9	2.5	5.0
Other products	16.1	—	—	—	8.9
Lending subject to performance triggers	22.6			2.5	13.9

Schedule of amount receivable under finance leases

	2023	2022
	£m	£m
Amount receivable under finance leases
Within 1 year	3,340	3,235
1 to 2 years	2,358	2,254
2 to 3 years	1,625	1,388
3 to 4 years	900	833
4 to 5 years	388	411
After 5 years	1,079	1,130
Total lease payments	9,690	9,251
Unguaranteed residual values	169	171
Future drawdowns	(12)	(13)
Unearned income	(1,025)	(889)
Present value of lease payments	8,822	8,520
Impairments	(91)	(118)
Net investment in finance leases	8,731	8,402

Schedule of financial assets and liabilities that are offset on the balance sheet

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after netting	Instruments
				netting			agreements and	outside
		IFRS	Balance	and similar	Cash	Securities	effect of	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	99,023	(20,597)	78,426	(60,355)	(12,284)	(3,408)	2,379	478	78,904
Derivative liabilities	95,734	(23,869)	71,865	(60,355)	(6,788)	(1,663)	3,059	530	72,395
Net position (1)	3,289	3,272	6,561	—	(5,496)	(1,745)	(680)	(52)	6,509

Trading reverse repos	39,573	(16,257)	23,316	(664)	—	(22,461)	191	378	23,694
Trading repos	42,442	(16,257)	26,185	(664)	—	(25,520)	1	717	26,902
Net position	(2,869)	—	(2,869)	—	—	3,059	190	(339)	(3,208)

Non trading reverse repos	37,477	(9,646)	27,831	(5)	—	(27,826)	—	80	27,911
Non trading repos	23,605	(9,646)	13,959	(5)	—	(13,954)	—	3	13,962
Net position	13,872	—	13,872	—	—	(13,872)	—	77	13,949

2022
Derivative assets	117,606	(18,730)	98,876	(77,365)	(14,079)	(4,571)	2,861	669	99,545
Derivative liabilities	115,177	(22,111)	93,066	(77,365)	(9,761)	(1,185)	4,755	981	94,047
Net position (1)	2,429	3,381	5,810	—	(4,318)	(3,386)	(1,894)	(312)	5,498

Trading reverse repos	35,612	(14,510)	21,102	(2,445)	—	(18,458)	199	435	21,537
Trading repos	33,767	(14,510)	19,257	(2,445)	—	(16,812)	—	4,483	23,740
Net position	1,845	—	1,845	—	—	(1,646)	199	(4,048)	(2,203)

Non trading reverse repos	25,630	(5,702)	19,928	—	—	(19,928)	—	98	20,026
Non trading repos	16,977	(5,702)	11,275	—	—	(11,275)	—	—	11,275
Net position	8,653	—	8,653	—	—	(8,653)	—	98	8,751

(1)	Net IFRS offset balance of £3,272 million (2022 - £3,381 million)relates to variation margin netting reflected on other balance sheet lines.